RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

29.RELATED PARTY TRANSACTIONS

The compensation paid to related parties in respect of services rendered in 2023 were:

●	$170,554 (2022-$133,867) to Webslinger Advisors in respect of fees of Matthew Shaw (Non-executive director);
●	$129,752 (2022-$148,679) in respect of fees for Maria Perrella (Non-executive director);
●	$135,105 (2022-$130,438) in respect of fees for Raghav Chopra (Non-executive director);
●	$27,659 (2022-$nil) to Jim MacCallum (CFO) through JMM Consulting Inc.;
●	$166,738 (2022-$803,112) to Alex Appleton (Previous CFO) through Appleton Business Advisors Limited.